Segment information (Details)	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Statement [Line Items]
Revenues	$ 95,850,000,000		$ 69,547,000,000			$ 82,244,000,000
Costs	(69,785,000,000)		(55,479,000,000)		$ (55,631,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	18,396		23,723		6,769
Changes in the net realizable value of agricultural products after harvest	(1,998)		(967)		1,617
Gross profit	42,463,000,000		36,824,000,000		34,999,000,000
Net gain / (loss) from fair value adjustments of investment properties		$ 16,583,000,000		$ (3,683,000,000)	83,697,000,000
Gain from disposal of farmlands		5,505,000,000		2,148,000,000	2,065,000,000
General and administrative expenses		(9,047,000,000)		8,473,000,000	(8,440,000,000)
Selling expenses		(7,341,000,000)		6,800,000,000	(7,953,000,000)
Other operating results, net	(765,000,000)		(3,742,000,000)		4,100,000,000
Management fees		(4,169,000,000)				(518,000,000)
Profit / (loss) from operations	43,229,000,000		16,274,000,000			107,950,000,000
Share of profit / (loss) of associates and joint ventures		(195,000,000)		(7,273,000,000)	18,136
Segment profit / (loss)	43,034,000,000		9,001,000,000		126,086
Reportable assets							$ 529,227,000,000	$ 556,183,000,000
Reportable liabilities							(322,438,000,000)	(382,537,000,000)
Net reportable assets							206,789,000,000	173,646,000,000
Joint Ventures [Member]
Statement [Line Items]
Revenues	(233,000,000)		(82,000,000)		(150,000,000)
Costs	(91,000,000)		(115,000,000)		(131,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0		0		0
Changes in the net realizable value of agricultural products after harvest	0		0		0
Gross profit	(142,000,000)		33,000,000		(19,000,000)
Net gain / (loss) from fair value adjustments of investment properties	1,322		(198,000,000)		647,000,000
Gain from disposal of farmlands	0		0		0
General and administrative expenses	27,000,000		21,000,000		35,000,000
Selling expenses	5,000,000		35,000,000		41,000,000
Other operating results, net	0		(33,000,000)		44,000,000
Management fees		0				0
Profit / (loss) from operations	1,212,000,000		(142,000,000)		(546,000,000)
Share of profit / (loss) of associates and joint ventures	(821)		(631)		414
Segment profit / (loss)	391,000,000		(773,000,000)		132,000,000
Reportable assets	(1,902,000,000)		(2,433,000,000)		(1,653,000,000)
Reportable liabilities							0	0	$ 0
Net reportable assets	(1,902,000,000)		(2,433,000,000)		(1,653,000,000)
Total [Member]
Statement [Line Items]
Revenues	90,001,000,000		65,398,000,000		76,771,000,000
Costs	(63,002,000,000)		(50,379,000,000)		(47,808,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	18,204		23,412		6,436
Changes in the net realizable value of agricultural products after harvest	(1,998)		(967)		1,617
Gross profit	43,205,000,000		37,464,000,000		37,016,000,000
Net gain / (loss) from fair value adjustments of investment properties	15,261		3,485,000,000		84,344,000,000
Gain from disposal of farmlands	5,505,000,000		2,148,000,000		2,065,000,000
General and administrative expenses	(9,155,000,000)		(8,645,000,000)		(8,605,000,000)
Selling expenses	(7,721,000,000)		(6,978,000,000)		(8,044,000,000)
Other operating results, net	(810,000,000)		3,878,000,000		3,929,000,000
Management fees		0				0
Profit / (loss) from operations	46,285		16,626,000,000		110,705,000,000
Share of profit / (loss) of associates and joint ventures	628		(6,636)		17,670
Segment profit / (loss)	46,913,000,000		9,990,000,000		128,375,000,000
Reportable assets	417,119,000,000		447,578,000,000		1,585,626,000,000
Reportable liabilities	0		0		(984,847,000,000)
Net reportable assets	417,119,000,000		447,578,000,000		600,779,000,000
Adjustment [Member]
Statement [Line Items]
Revenues	6,725,000,000		4,828,000,000		7,638,000,000
Costs	(6,874,000,000)		(5,215,000,000)		(7,954,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0		0		0
Changes in the net realizable value of agricultural products after harvest	0		0		0
Gross profit	(149,000,000)		(387,000,000)		(316,000,000)
Net gain / (loss) from fair value adjustments of investment properties		0		0	0
Gain from disposal of farmlands		0		0	0
General and administrative expenses		0		0	0
Selling expenses		0		0	0
Other operating results, net	56,000,000		176,000,000		149,000,000
Management fees		(4,169,000,000)	0			(518,000,000)
Profit / (loss) from operations	(4,262,000,000)		(211,000,000)		(685)
Share of profit / (loss) of associates and joint ventures		0		0	0
Segment profit / (loss)	(4,262,000,000)		(211,000,000)		(685)
Reportable assets					0		0	0
Reportable liabilities					0		0	0
Net reportable assets					0		0	0
Elimination [Member]
Statement [Line Items]
Revenues	643,000,000		597,000,000		(2,015,000,000)
Costs	0		0		0
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	192		311		333
Changes in the net realizable value of agricultural products after harvest	0		0		0
Gross profit	(451,000,000)		(286,000,000)		(1,682,000,000)
Net gain / (loss) from fair value adjustments of investment properties		0		0	0
Gain from disposal of farmlands		0		0	0
General and administrative expenses		81,000,000		151,000,000	130,000,000
Selling expenses		375,000,000		143,000,000	50,000,000
Other operating results, net	(11,000,000)		(7,000,000)		(22,000,000)
Management fees		0				0
Profit / (loss) from operations	(6,000,000)		1,000,000		(1,524)
Share of profit / (loss) of associates and joint ventures		(2)		$ (6)	52
Segment profit / (loss)	(8,000,000)		(5,000,000)		(1,472)
Reportable assets					107,976,000,000		114,010,000,000	111,038,000,000
Reportable liabilities					2,375,928,000,000		(322,438,000,000)	(382,537,000,000)
Net reportable assets					2,483,904,000,000		$ (208,428,000,000)	$ (271,499,000,000)
Agricultural Business [Member]
Statement [Line Items]
Revenues	64,408,000,000		48,813,000,000		49,337,000,000
Costs	(57,652,000,000)		(44,725,000,000)		41,022,000,000
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	18,204,000,000		23,412,000,000		6,436,000,000
Changes in the net realizable value of agricultural products after harvest	(1,998,000,000)		(967,000,000)		1,617,000,000
Gross profit	22,962,000,000		26,533,000,000		16,368,000,000
Net gain / (loss) from fair value adjustments of investment properties	2,460,000,000		9,035,000,000		1,921,000,000
Gain from disposal of farmlands	5,505,000,000		2,148,000,000		2,065,000,000
General and administrative expenses	(3,788,000,000)		(3,570,000,000)		(3,084,000,000)
Selling expenses	(5,480,000,000)		(4,500,000,000)		(5,012,000,000)
Other operating results, net	(838,000,000)		(3,621,000,000)		3,901
Management fees		0				0
Profit / (loss) from operations	20,821		26,025,000,000		16,159,000,000
Share of profit / (loss) of associates and joint ventures	162		(95)		303
Segment profit / (loss)	20,983,000,000		25,930,000,000		16,462,000,000
Reportable assets	91,178,000,000		107,811,000,000		91,304,000,000
Reportable liabilities	0		0		0
Net reportable assets	91,178,000,000		107,811,000,000		91,304,000,000
Urban Property And Investment Business [Member]
Statement [Line Items]
Revenues	25,593,000,000		16,585,000,000		27,434,000,000
Costs	(5,350,000,000)		(5,654,000,000)		(6,786,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0		0		0
Changes in the net realizable value of agricultural products after harvest	0		0		0
Gross profit	20,243,000,000		10,931,000,000		20,648,000,000
Net gain / (loss) from fair value adjustments of investment properties	(12,801)		12,520,000,000		82,423,000,000
Gain from disposal of farmlands	0		0		0
General and administrative expenses	(5,367,000,000)		(5,075,000,000)		(5,521,000,000)
Selling expenses	(2,241)		(2,478,000,000)		(3,032,000,000)
Other operating results, net	(28,000,000)		(257,000,000)		28,000,000
Management fees		$ 0				0
Profit / (loss) from operations	25,464		(9,399,000,000)		(94,546,000,000)
Share of profit / (loss) of associates and joint ventures	466		(6,541)		(17,367)
Segment profit / (loss)	(25,930,000,000)		(15,940,000,000)		111,913,000,000
Reportable assets	325,941,000,000		339,767,000,000		389,132,000,000
Reportable liabilities	0		0		0
Net reportable assets	$ 325,941,000,000		$ 339,767,000,000		389,132,000,000
Urban Properties And Investments Business [Member] | Israel
Statement [Line Items]
Revenues					0
Costs					0
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest					0
Changes in the net realizable value of agricultural products after harvest						0
Gross profit					0
Net gain / (loss) from fair value adjustments of investment properties					0
Gain from disposal of farmlands					0
General and administrative expenses					0
Selling expenses					0
Other operating results, net					0
Management fees						0
Profit / (loss) from operations					0
Share of profit / (loss) of associates and joint ventures					0
Segment profit / (loss)					0
Reportable assets					1,105,190,000,000
Reportable liabilities					(984,847,000,000)
Net reportable assets					120,343,000,000
Subtotal [Member]
Statement [Line Items]
Revenues					2,743,000,000
Costs					(6,786,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest					0
Changes in the net realizable value of agricultural products after harvest					0
Gross profit					20,648,000,000
Net gain / (loss) from fair value adjustments of investment properties					82,423,000,000
Gain from disposal of farmlands					0
General and administrative expenses					(5,521,000,000)
Selling expenses					(3,032,000,000)
Other operating results, net					28,000,000
Management fees						$ 0
Profit / (loss) from operations					94,546,000,000
Share of profit / (loss) of associates and joint ventures					17,367
Segment profit / (loss)					111,913,000,000
Reportable assets					1,494,322,000,000
Reportable liabilities					(984,847,000,000)
Net reportable assets					$ 509,475,000,000